Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net loss	$ (9,309)	$ (5,379)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization and accretion of investments	70	26
Depreciation and amortization	445	606
Stock-based compensation expense	533	859
Amortization of note discount	35
Loss on disposal of property and equipment		11
Gain on extinguishment of debt		(4,526)
Changes in operating assets and liabilities:
Receivables	144	(25)
Prepaid and other current assets	19	148
Other assets	(413)	16
Accounts payable	(61)	(314)
Accrued compensation	(132)	(14)
Accrued liabilities	(1,035)	726
Deferred rent	33	(37)
Facility lease exit obligation	(99)	(263)
Net cash used in operating activities	(9,770)	(8,166)
Cash flows from investing activities:
Capital expenditures	(5)	(5)
Purchases of available-for-sale investments	(9,354)	(521)
Proceeds from maturities of available-for-sale investments	3,020	5,470
Net cash provided by (used in) investing activities	(6,339)	4,944
Cash flows from financing activities:
Proceeds from private offering of common stock, net	4,349	4,553
Proceeds from issuance of common stock to Employee Stock Purchase Plan	113	61
Proceeds from issuance of note payable, gross	8,500
Net cash provided by financing activities	12,962	4,614
Net increase (decrease) in cash and cash equivalents	(3,147)	1,392
Cash and cash equivalents at beginning of year	5,295	3,903
Cash and cash equivalents at end of year	2,148	5,295
Supplemental disclosure of cash flow information:
Cash received for income taxes		(16)
Non cash reduction in note payable from issuance of common stock		4,680
Cash paid for interest	$ 17